Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41712
Entity Registrant Name	Digital Currency X Technology Inc.
Entity Central Index Key	0001957413
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1101
Entity Address, Address Line Two	11/F.
Entity Address, Address Line Three	Capital Centre
Entity Address, City or Town	151 Gloucester Road
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	class A ordinary shares, par value US$3.6 per share
Trading Symbol	DCX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	19,560,823
Entity Listing, Par Value Per Share | $ / shares	$ 3.6
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1101
Entity Address, Address Line Two	11/F
Entity Address, Address Line Three	Capital Centre
Entity Address, City or Town	151 Gloucester Road
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+86-0535
Local Phone Number	2766221
Contact Personnel Name	Melissa Chen